Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Basis of Consolidation

The consolidated financial statements include the accounts of Lianluo Smart and its wholly-owned subsidiaries and variable interest entity for which the Company is the primary beneficiary ("VIE") (collectively, the "Company"). All inter-company transactions and balances are eliminated in consolidation. The results of subsidiaries and consolidated VIEs acquired or disposed of are recorded in the consolidated statements of operations and comprehensive loss from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A VIE is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

A group of shareholders, including the Chief Executive Officer, originally held more than 50% of the voting ownership interest of Lianluo Smart, Beijing Dehaier Medical Technology Company Limited, a PRC company ("BDL") and Beijing Dehaier Technology Co., Limited ("BTL"). Before July 31, 2016, BTL's building was pledged as collateral for BDL's bank loans. In exchange, BDL loaned money to BTL to finance its operations. BTL's primary operation is to provide repairs and transportation services to BDL's customers. In accordance, BDL is the primary beneficiary of BTL, as the entity that was most closely associated with BTL. BTL was considered a variable interest entity of BDL. Upon execution of the VIE Termination on July 31, 2016, BTL was deconsolidated from Lianluo Smart and its subsidiaries. The results of BTL's operations were reflected in the Company's consolidated financial statements as discontinued operations (Note 22).

For the Company's majority-owned subsidiaries and consolidated VIEs, a noncontrolling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Company.

Termination of the VIE Agreement with BTL

In accordance with ASC 810-10-40-4, a parent shall deconsolidate a subsidiary or derecognize a group of assets specified in the preceding paragraph as of the date the parent ceases to have a controlling financial interest in that subsidiary or group of assets.

ASC 810-10-55-4A also states that all of the following are circumstances that result in deconsolidation of a subsidiary under ASC 810-10-40-4:

a.	A parent sells all or part of its ownership interest in its subsidiary, and as a result, the parent no longer has a controlling financial interest in the subsidiary.

b.	The expiration of a contractual agreement that gave control of the subsidiary to the parent.

c.	The subsidiary issues shares, which reduces the parent's ownership interest in the subsidiary so that the parent no longer has a controlling financial interest in the subsidiary.

d.	The subsidiary becomes subject to the control of a government, court, administrator, or regulator.

As the result, on July 31, 2016, the Company deconsolidated BTL from its consolidated financial statements upon termination of the VIE Agreement with BTL.

Use of Estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Estimates are adjusted to reflect actual experience when necessary. Significant accounting estimates reflected in the Company's consolidated financial statements include revenue recognition, reserve for doubtful accounts, valuation of inventories, impairment testing of long term assets, warranty obligation, warrants liability, stock-based compensation, useful lives of intangible assets and property and equipment, and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased. The Company maintains uninsured cash and cash equivalents with various financial institutions in the PRC.

Accounts Receivable, net

Accounts receivable are initially recorded at invoiced amount. Accounts receivable terms typically are net 60-180 days from the end of the month in which the services were provided, or when goods were delivered. The Company generally does not require collateral or other security to support accounts receivable. A reserve, if required, is based on a combination of historical experience, aging analysis, and an evaluation of the collectability of specific accounts. Management considers that receivables over 1 year to be past due. Accounts receivable balances are charged off against the reserve after all means of collection have been exhausted and the potential for recovery is considered remote.

Other Receivables and Prepayments, net

Other receivables and prepayments primarily include advances to employees, prepaid rentals and deposits to landlords and service providers. Management regularly reviews aging of receivables and changes in payment trends and records a reserve when management believes collection of amounts due are at risk. Accounts considered uncollectible are written off after exhaustive efforts at collection.

Advances to Suppliers, net

The Company, as a common practice in the PRC, often makes advance payments to suppliers for unassembled parts. Advances to suppliers are reviewed periodically to determine whether their carrying value has become impaired.

Fair Value of Financial Instruments

ASC Topic 820, "Fair Value Measurements and Disclosures," requires disclosure of the fair value of financial instruments held by the Company. ASC Topic 825, "Financial Instruments," defines fair value and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The carrying amounts reported in the consolidated financial statements for current assets and current liabilities approximate fair value due to the short-term nature of these financial instruments.

The fair value of warrants was determined using the Black Scholes Model, with level 3 inputs (Note 15).

Warrant Liability

For warrants that are not indexed to the Company's stock, the Company records the fair value of the issued warrants as a liability at each balance sheet date and records changes in the estimated fair value as a non-cash gain or loss in the consolidated statement of operations and comprehensive income. The warrant liability is recognized in the balance sheet at the fair value (level 3). The fair value of these warrants has been determined using the Black-Scholes pricing mode. The Black-Scholes pricing model provides for assumptions regarding volatility, call and put features and risk-free interest rates within the total period to maturity.

Inventories

Inventories are stated at the lower of cost or net realizable value and consist of assembled and unassembled parts relating to medical devices. Cost is determined on a weighted-average basis. Management compares the cost of inventories with the net realizable value and writes down their inventories to net realizable value, if lower. Net realizable value is based on estimated selling prices in the ordinary course of business less cost to sell. These estimates are based on the current market and economic condition and the historical experience of selling products of similar nature. It could change significantly as a result of changes in customer taste and competitor actions in response to any industry downturn. The management of the Company reassesses the estimations at the end of each reporting period.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation and impairment losses, if any. Depreciation is calculated on a straight-line basis over the following estimated useful lives before July 31, 2016:

Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20 - 40 years
Machinery and equipment	10 - 15 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Estimated useful lives of property and equipment after July 31, 2016 were shortened and depreciation thereafter is calculated on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Shorter of the useful lives or the lease term
Machinery and equipment	2 - 3 years
Furniture and office equipment	3 - 5 years
Motor vehicles	3 years

Construction in progress represents capital expenditures for direct costs of construction or acquisition, and the interest expenses directly related to the construction. Capitalization of these costs ceases and the construction in progress is transferred to the appropriate category of property, plant and equipment when substantially all the activities necessary to prepare the assets for their intended use are completed. Construction in progress is not depreciated.

Intangible Assets

Intangible assets are recorded at cost less accumulated amortization and impairment losses, if any. Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software copyrights	20 years
Other software	5 years

Impairment of Long-Lived Assets

The Company reviews the long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company compares the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the asset and eventual disposition. If the sum of the expected future cash flows is less than the carrying amount of the asset, an impairment loss, equal to the excess of the carrying amount over the fair value of the asset, is recognized. Fair value is generally determined using the asset's expected future discounted cash flows or market value, if readily determinable.

Based on its review, the Company believes that, as of December 31, 2018, impairment loss for intangible assets was $3,281,779 and as of December 31, 2017, there was no significant impairment of its long-lived assets.

Non-marketable Equity Securities

The Company's non-marketable equity securities are investments in a privately held company.

Prior to January 1, 2018, the Company accounted for its non-marketable equity securities at cost and only adjusted for other-than-temporary declines in fair value and distributions of earnings. An impairment loss was recognized in the consolidated statements of operations equal to the excess of the investment's cost over its fair value at the balance sheet date of the reporting period for which the assessment was made. The fair value would then become the new cost basis of investment.

On January 1, 2018, the Company adopted ASU 2016-01 which changed the way it accounts for non-marketable securities. The carrying value of the Company's non-marketable equity securities is adjusted to fair value for observable transactions for identical or similar investments of the same issuer or impairment (referred to as the measurement alternative). All gains and losses on non-marketable equity securities, realized and unrealized, are recognized in non-operating other income (expenses). As the Company did not identify any accounting changes that impacted the amount with respect to non-marketable equity securities, no adjustment to accumulated deficit was required upon adoption.

Revenue Recognition

In May 2014 the FASB issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (ASC 606), which supersedes all existing revenue recognition requirements, including most industry specific guidance. This new standard requires a company to recognize revenues when it transfers goods or services to customers in an amount that reflects the consideration that the company expects to receive for those goods or services. The FASB subsequently issued the following amendments to ASU No. 2014-09 that have the same effective date and transition date: ASU No. 2016-08, Revenue from Contracts with Customers (Topic 606): Principal versus Agent Considerations; ASU No. 2016-10, Revenue from Contracts with Customers (Topic 606): Identifying Performance Obligations and Licensing; ASU No. 2016-12, Revenue from Contracts with Customers (Topic 606): Narrow-Scope Improvements and Practical Expedients; and ASU No. 2016-20, Technical Corrections and Improvements to Topic 606, Revenue from Contracts with Customers. We adopted these amendments with ASU 2014-09 (collectively, the new revenue standards).

The new revenue standards became effective for the Company on January 1, 2018, and were adopted using the modified retrospective method. The adoption of the new revenue standards as of January 1, 2018 did not change the Company's revenue recognition as the majority of its revenues continue to be recognized when the customer takes control of its product or services. As the Company did not identify any accounting changes that impacted the amount of reported revenues with respect to its product revenues, no adjustment to accumulated deficit was required upon adoption.

Under the new revenue standards, the Company recognizes revenues when its customer obtains control of promised goods or services, in an amount that reflects the consideration which it expects to receive in exchange for those goods. The Company recognizes revenues following the five step model prescribed under ASU No. 2014-09: (i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) the Company satisfies the performance obligation.

The following is a description of principal activities from which the Company generates revenue and related revenue recognition policies:

1.	Sale of medical equipment

The Company distributes and provides after-sale services for medical equipment, such as sleep apnea machines, ventilator air compressors, laryngoscope, in China. The Company typically sells its branded products with warranty terms covering 12 months after purchase. The warranty requires the Company to repair all mechanical malfunctions and, if necessary, replace defective components. Control of products sold transfers to customers upon shipment from the Company's facilities, and the Company's performance obligations are satisfied at that time. Shipping and handling activities are performed before the customer obtains control of the goods and therefore represent a fulfillment activity rather than a promised service to the customer.

The Company evaluates its arrangements with distributors and determines that it is primarily obligated in the sales of distributed products, is subject to inventory risk, has latitude in establishing prices, and assumes credit risk for the amount billed to the customer, or has several but not all of these indicators. In accordance with ASC 606, the Company determines that it is appropriate to record the gross amount of product sales and related costs. As the Company is a principal and it obtains control of the specified goods before they are transferred to the customers, the revenues should be recognized in the gross amount of consideration to which it expects to be entitled in exchange for the specified goods transferred.

2.	Provision of sleep diagnostic services

During 2018, the Company started to earn service revenue from provision of technical services in relation to detection and analysis of Obstructive Sleep Apnea Syndrome ("OSAS"). The Company is focused on the promotion of sleep respiratory solutions and service in public hospitals. Its wearable sleep diagnostic products and cloud-based service are also available in medical centers of Chinese private preventive healthcare companies in China. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when the Company's diagnostic services are provided to the user at medical centers and public hospitals.

In the PRC, value added tax ("VAT") of 16% of the invoice amount is collected in respect of the sales of goods on behalf of tax authorities. The VAT collected is not revenue of the Company; instead, the amount is recorded as a liability on the balance sheet until such VAT is paid to the authorities.

Practical expedients and exemptions

The Company generally expenses sales commissions when incurred because the amortization period would have been one year or less. These costs are recorded within selling expenses on our consolidated statements of operations and comprehensive loss.

The Company does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Company recognizes revenue at the amount to which it has the right to invoice for services performed.

Cost of Revenues

Cost of revenues primarily includes wages to assemble parts and the costs of unassembled parts, handling charges, and other expenses associated with the assembly and distribution of products.

Advertising Expenses

Advertising expenses are expensed as incurred. For the years ended December 31, 2018, 2017 and 2016, advertising and promotional expenses from continuing operations recognized in the consolidated statements of comprehensive loss were $56,259, $76,592 and $56,338 respectively. During the year ended December 31, 2016, there were no advertising expenses from discontinued operations.

Foreign Currency Translation

The accounts of Lianluo Smart, BDL, LCL and Breathcare are measured using the currency of the primary economic environment in which the entity operates (the "functional currency"). The accompanying consolidated financial statements are presented in US dollars.

Foreign currency transactions are translated into the functional currency using exchange rates in effect at the time of the transaction. Generally, foreign exchange gains and losses resulting from the settlement of such transactions are recognized in the consolidated statements of operations and comprehensive loss. The financial statements of the Company's foreign operations are translated USD in accordance with ASC 830-10, "Foreign Currency Matters". Assets and liabilities are translated at applicable exchange rates quoted by the People's Bank of China at the balance sheet dates and revenues, expenses and cash flow items are translated at average exchange rates in effect during the periods. Equity is translated at the historical exchange rates. Resulting translation adjustments are recorded as other comprehensive income (loss) and accumulated as a separate component of equity

Warranty Costs

The Company typically sells its branded products with warranty terms covering 12 months after purchase. The warranty requires the Company to repair all mechanical malfunctions and, if necessary, replace defective components.

The Company provides for the estimated cost of product warranties at the time revenue is recognized. The Company's warranty obligation is affected by product failure rates and material usage and service delivery costs incurred in correcting product failure. Should actual product failure rates, material usage or service delivery costs differ from the Company's estimates, the Company may revise its estimated product warranty liability.

Warranty expense (recovery gain from warranty expense) accrued from continuing operations for the years ended December 31, 2018, 2017 and 2016 was $(10,261), $(130,885), $141,449, respectively. No warranty expense from discontinued operations was incurred for the year ended December 31, 2016.

Research and Development Costs

Research and development costs relating to the development of new products and processes, including significant improvements and refinements to existing products, are expensed as incurred, and included in general and administrative expenses. Research and development costs from continuing operations were $301,713, $344,575 and $1,192,930 for the years ended December 31, 2018, 2017 and 2016, respectively. No research and development costs from discontinued operations were incurred for the year ended December 31, 2016.

Government Subsidies

Government subsidies primarily consist of financial subsidies received from provincial and local governments for operating a business in their jurisdictions and compliance with specific policies promoted by the local governments. For certain government subsidies, there are no defined rules and regulations to govern the criteria necessary for companies to receive such benefits, and the amount of government subsidy is determined at the discretion of the relevant government authorities. The government subsidies of non-operating nature with no further conditions to be met are recorded as non-operating income in "Other income" when received. The government subsidies with certain operating conditions are recorded as "deferred income" when received and will be recorded as operating income when the conditions are met. During the years ended December 31, 2018, 2017 and 2016, government subsidies from continuing operations with no further conditions to be met of $0, $17,394 and $0, respectively, were recorded. There were no government subsidies from discontinued operations for the year ended December 31, 2016.

Leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statement of operations on a straight-line basis over the shorter of the lease term or estimated economic life of the leased property.

Loss per Share

The Company follows the provisions of ASC 260-10, "Earnings per Share". Basic loss per share is computed by dividing net loss attributable to holders of common shares by the weighted average number of common shares outstanding during the years. Diluted loss per share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Common stock equivalents having an anti-dilutive effect on earnings per share are excluded from the calculation of diluted loss per share.

Value Added Tax

The Company reports revenues, net of PRC's value added tax, for all the periods presented in the consolidated statements of income and comprehensive income.

Stock-Based Compensation

The Company accounts for stock-based share-based compensation awards to employees at fair value on the grant date and recognizes the expense over the employee's requisite service period. The Company's expected volatility assumption is based on the historical volatility of Company's stock or the expected volatility of similar entities. The expected life assumption is primarily based on historical exercise patterns and employee post-vesting termination behavior. The risk-free interest rate for the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The expected dividend is based on the Company's current and expected dividend policy.

Share-based compensation expenses for stock-based share-based compensation awards granted to non-employees are measured at fair value at the earlier of the performance commitment date or the date service is completed, and recognized over the period during which the service is provided. The Company applies the guidance in ASC 505-50 to measure share options and restricted shares granted to non-employees based on the then-current fair value at each reporting date.

Segment Information

The Company's segments are business units that offer different products and services and are reviewed separately by the chief operating decision maker (the "CODM"), or the decision-making group, in deciding how to allocate resources and in assessing performance. The Company's CODM is the Company's Chief Executive Officer. During fiscal 2016 and 2017, there was only one segment, which is the business of developing, commercializing and distribution of medical equipment, such as sleep apnea machines, ventilator air compressors, and laryngoscope. During 2018, the Company started to earn service revenue from provision of technical services in relation to diagnosis of Obstructive Sleep Apnea Syndrome ("OSAS"). The Company is focused on the promotion of sleep respiratory solutions and service in public hospitals. Its wearable sleep diagnostic products and cloud-based service are also available in medical centers of Chinese private preventive healthcare companies in China.

	For the Years Ended December 31,
	2018	2017	2016

Revenues
Sale of medical equipment	$342,344	$882,011	$13,062,373
Provision of OSAS diagnostic services	217,042	-	-
Total net revenues	559,386	882,011	13,062,373

Cost of revenue
Sale of medical equipment	(464,918)	(1,655,970)	(17,179,060)
Provision of OSAS diagnostic services	(292,983)	-	-
	(757,901)	(1,655,970)	(17,179,060)

Gross loss
Sale of medical equipment	(122,574)	(773,959)	(4,116,687)
Provision of OSAS diagnostic services	(75,941)	-	-
	(198,515)	(773,959)	(4,116,687)

Depreciation and amortization expense:
Sale of medical equipment	$535,800	$1,328,403	$1,232,263
Provision of OSAS diagnostic services	291,830	-	-
	$827,630	$1,328,403	$1,232,263

Capital expenditure
Sale of medical equipment	$16,137	$40,780	$636,130
Provision of OSAS diagnostic services	760,191	-	-
	$776,328	$40,780	$636,130

The total assets for the two reportable segments were shared and indistinguishable for reporting purposes.

Income Taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, "Accounting for Income Taxes." Under this method, income tax expense is recognized for the amount of: (i) taxes payable or refundable for the current year; and, (ii) deferred tax consequences of temporary differences resulting from matters that have been recognized in an entity's financial statements or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation reserve is provided to reduce the deferred tax assets reported if, based on the weight of available positive and negative evidence. Based on management's estimate, it is more likely than not that all of the deferred tax assets will not be realized.

ASC 740 prescribes a recognition threshold and measurement attribute for the financial statement recognition of a tax position taken or expected to be taken on a tax return. Under ASC 740, a tax benefit from an uncertain tax position taken or expected to be taken may be recognized only if it is "more likely than not" that the position is sustainable upon examination, based on its technical merits. The tax benefit of a qualifying position under ASC 740 would equal the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with a taxing authority having full knowledge of all the relevant information. A liability (including interest and penalties, if applicable) is established in the financial statements to the extent a current benefit has been recognized on a tax return for matters that are considered contingent upon the outcome of an uncertain tax position. Related interest and penalties, if any, are included as components of income tax expense and income taxes payable.

The implementation of ASC 740 resulted in no material liability for unrecognized tax benefits. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of income and comprehensive income. During the years ended December 31, 2018, 2017 and 2016, the Company did not incur any interest or penalties.

Recent Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). This update requires lessee to recognize the assets and liability (the lease liability) arising from operating leases on the balance sheet for the lease term. When measuring assets and liabilities arising from a lease, a lessee (and a lessor) should include payments to be made in optional periods only if the lessee is reasonably certain to exercise an option to extend the lease or not to exercise an option to terminate the lease. Within a twelve month or less lease term, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. If a lessee makes this election, it should recognize lease expense on a straight-line basis over the lease term. ASU 2016-02 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. Originally, entities were required to adopt ASU 2016-02 using a modified retrospective approach, which required prior periods to be presented under Topic 842. However, in July 2018, the FASB issued ASU 2018-11, Leases (Topic 842): Targeted Improvements, which allows entities the option of recognizing the cumulative effect of applying Topic 842 as an adjustment to the opening balance of retained earnings in the year of adoption while continuing to present all prior periods under previous lease accounting guidance. The Company is evaluating the impact of the adoption of ASU 2016-02 on the Company's financial statement presentation and disclosures and expects the most significant change will be the recognition of right-to-use assets and lease liabilities on its balance sheet for real estate operating lease commitments.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company is currently evaluating the impact that the standard will have on its consolidated financial statements and related disclosures.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit's carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company currently intends to adopt this guidance for the fiscal year beginning January 1, 2020, and does not anticipate that the adoption of this guidance will have a material impact on its financial statements or disclosures because the Company does not currently have any recorded goodwill.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company's consolidated financial statements upon adoption.